Dividends	12 Months Ended
Dec. 31, 2017
Dividends
34	DIVIDENDS

Due to loans covenants commitments no dividends will be paid for fiscal years 2016 and 2017.

At the General Shareholders’ meeting held on March 29, 2016 the decision was made to distribute dividends for S/30.9 million (S/0.0467 per share), which correspond to 2015 earnings.

At the General Shareholders’ meeting held on March 27, 2015 the decision was made to distribute dividends for S/104.9 million (S/0.159 per share), which correspond to 2014 earnings.